Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY

Note 22 – Equity

On September 5, 2024, Top KingWin Ltd. (the “Company”) entered into a certain securities purchase agreement (the “SPA”) with 25 investors (the “Purchasers”), pursuant to which the Company agreed to sell up to $38,000,000 of class A ordinary shares, par value $0.0001 each (the “Class A Ordinary Shares”), at a per share purchase price of $0.23 (the “Offering”).

The Purchasers represented that they are “non-U.S. persons” as defined in the Regulation S promulgated under the Securities Act of 1933, as amended, (the “Regulation S”). The parties to the SPA have each made customary representations, warranties and covenants. The Shares are expected to be issued to Purchasers on or about September 9, 2024, upon satisfaction of all closing conditions. The issuance of the Class A Ordinary Shares will be in reliance on the exemption from registration provided by the Regulation S. As such, the Company has issued totaling 165,217,391 Class A ordinary shares in September 2024.